General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Staff cost					$ 440,216	$ 181,003
Consulting and professional fees					702,705	235,046
Rent and rates					167,162	158,095
Depreciation			$ 15,618	$ 21,294	42,297	35,622
Traveling and transportation					24,320	18,702
Insurance					17,659	6,390
Others					17,586	17,978
Total	$ 349,519	$ 273,762	$ 716,713	$ 522,541	$ 1,411,945	$ 652,836